FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Maturities (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 12,322
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	2,507
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	955
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	2,454
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	2,191
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	1,339
Subsequent years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,876